Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	Inventories at December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Raw materials and supplies	$185	$137
Work in process	51	51
Finished goods	242	252
Total	$478	$440